Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 basispoint	Dec. 31, 2010
Derivative Financial Instruments
Derivative instruments with credit-risk related contingent features	$ 131	$ 363
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	1,300	1,099
Fair value of total derivative instruments, Liabilities	2,415	3,576
Collateral posted for derivative instruments with credit-risk related contingent features		9
Maximum spread on credit default swap agreements before full overnight collateralization is required (in basis points)	250
Liabilities included in master netting arrangements	324	475
Collateral received for derivative instruments with credit-risk related contingent features	466	88
Cash collateral related to all applicable derivative instruments recorded in other receivables		9
Amounts recognized in accounts payable for the obligation to return cash collateral	466	88
Cash collateral rehypothecated		9
Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	1,190	794
Fair value of total derivative instruments, Liabilities	428	633
Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	110	305
Fair value of total derivative instruments, Liabilities	103	373
Prepaid expenses and other current assets | Interest rate contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	50	33
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	407	224
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	82	242
Prepaid expenses and other current assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	7	12
Investments and sundry assets | Interest rate contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	733	514
Investments and sundry assets | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets		22
Investments and sundry assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	21	51
Long term debt. | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	1,884	1,746
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	273	498
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	84	370
Other accrued expenses and liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	8	3
Other liabilities. | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	155	135
Other liabilities. | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	11
Short term debt | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		$ 823